Related Party Transactions - 2Predict, Inc (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of preferred stock		$ 28,721,000	$ 69,194,000
Affiliated Entity | Legacy Volta Series D Preferred Stock | Series D
Related Party Transaction [Line Items]
Stock issued (in shares)		3,891,256
Shares Converted (in shares)		4,722,039
Affiliated Entity | Legacy Volta Series D Preferred Stock | Class A Common Stock
Related Party Transaction [Line Items]
Shares Converted (in shares)		2,466,161
Affiliated Entity | 2Predict, Inc. | Consulting Service
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 300,000	$ 600,000	600,000
Accounts payable		$ 0	$ 100,000	$ 0
Affiliated Entity | 19York Ventures | Legacy Volta Series D Preferred Stock | Series D
Related Party Transaction [Line Items]
Stock issued (in shares)		2,032,271
Conversion price (in dollars per share)		$ 7.38
Proceeds from issuance of preferred stock		$ 15,000,000